Cover	Jan. 05, 2024
Cover [Abstract]
Entity Registrant Name	Healthcare Business Resources Inc.
Entity Central Index Key	0001796949
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 05, 2024
Entity Ex Transition Period	false
Entity File Number	000-56214
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-3639946
Entity Address Address Line 1	1983 N Berra Blvd
Entity Address City Or Town	Tooele
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84074
City Area Code	615
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	856-5542